Exhibit 99.1

World Omni Auto Receivables Trust 2012-A
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	96,012,809.26	14,025
Yield Supplement Overcollateralization Amount at 02/29/16	337,069.67	0
Receivables Balance at 02/29/16	96,349,878.93	14,025
Principal Payments	7,935,464.47	797
Defaulted Receivables	209,655.13	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	284,435.64	0
Pool Balance at 03/31/16	87,920,323.69	13,208

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	9.38%

Prepayment ABS Speed	1.38%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	87,920,323.69

Weighted Average APR	4.72%
Weighted Average APR, Yield Adjusted	5.26%
Weighted Average Remaining Term	21.30

Delinquent Receivables:
Past Due 31-60 days	1,984,891.44	206
Past Due 61-90 days	439,508.78	44
Past Due 91-120 days	71,064.95	8
Past Due 121+ days	0.00	0
Total	2,495,465.17	258

Total 31+ Delinquent as % Ending Pool Balance	2.84%

Recoveries	148,307.57

Aggregate Net Losses/(Gains) - March 2016	61,347.56

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.76%
Prior Period Net Loss Ratio	1.26%
Second Prior Period Net Loss Ratio	1.63%
Third Prior Period Net Loss Ratio	1.18%
Four Month Average	1.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	12,011,398.67
Advances	(2,466.91)
Investment Earnings on Cash Accounts	3,674.01
Reserve Fund Balance	2,310,518.58
Servicing Fee	(80,291.57)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	72,599,466.08
Available Funds	86,842,298.86

Distributions of Available Funds
(1) Class A Interest	48,046.77
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	86,770,734.92
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	86,842,298.86

Servicing Fee	80,291.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 03/15/16	86,770,734.92
Principal Paid	86,770,734.92
Note Balance @ 04/15/16	0.00

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-3
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-4
Note Balance @ 03/15/16	67,830,734.92
Principal Paid	67,830,734.92
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class B
Note Balance @ 03/15/16	18,940,000.00
Principal Paid	18,940,000.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	71,563.94
Total Principal Paid	86,770,734.92
Total Paid	86,842,298.86

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	48,046.77
Principal Paid	67,830,734.92
Total Paid to A-4 Holders	67,878,781.69

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	18,940,000.00
Total Paid to B Holders	18,963,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0792154
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	96.0480124
Total Distribution Amount	96.1272278

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3763356
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	531.2973676
Total A-4 Distribution Amount	531.6737032

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/16	24,455.35
Balance as of 03/31/16	21,988.44
Change	(2,466.91)

Reserve Account
Balance as of 03/15/16	2,310,518.58
Investment Earnings	842.63
Investment Earnings Paid	(842.63)
Deposit/(Withdrawal)	(2,310,518.58)
Balance as of 04/15/16	0.00
Change	(2,310,518.58)

Required Reserve Amount	0.00